Share-based Compensation - Schedule of Assumptions used to Estimate Fair Value (Details) - Employee Stock	12 Months Ended
Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected holding period (in years)	6 months
Risk free interest rate	4.25%
Expected stock price volatility	60.00%
Dividend yield	0.00%